Government grant advances and loans - Research Project Financing (Details)			1 Months Ended								3 Months Ended	12 Months Ended
	Apr. 30, 2024 EUR (€)	Mar. 11, 2024 instalment	Feb. 28, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Dec. 31, 2016 USD ($) instalment	Jan. 31, 2016 USD ($) instalment	Oct. 31, 2014 USD ($)	Oct. 31, 2014 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Feb. 12, 2024 USD ($)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Jan. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total funding																						$ 41,315,000	$ 5,000,000	$ 54,935,000			$ 9,000,000
Interest rate																											9.50%
Repayment of government loans												$ (1,705,000)		$ (1,126,000)		$ (958,000)
Debt Carrying Value Reduction												585,000
Accrued interest												556,000,000		712,000		579,000
Disposals on Lease Liabilities												$ (706,000)		(414,000)		$ (577,000)
Government Grant
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects														473,000	€ 428,000
Government Grant | First Installment
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects														38,000	36,000
Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects														157,000	142,000
Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term									3 years	3 years	3 years					4 years	4 years
Number of installments | instalment							3
Reduction in debt carrying value							$ 115,000
Long-Term Research Project - October 2014 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate												1.53%
Long-Term Research Project - October 2014 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding											$ 8,988,000							$ 8,988,000												€ 6,967,000
Long-Term Research Project - October 2014 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding											3,815,000							3,815,000												2,957,000
Long-Term Research Project - October 2014 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding											$ 5,173,000							$ 5,173,000												€ 4,010,000
Proceeds received from long-term projects																$ 1,126,000	€ 992,000
Repayment of government loans												$ (1,250,000)	€ (1,130,000)	$ (939,000)	€ (870,000)	$ (571,000)	€ (540,000)
Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Number of installments | instalment								4
Reduction in debt carrying value								$ 30,000
Long-Term Research Project - January 2016 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate								1.17%																									1.17%
Long-Term Research Project - January 2016 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding								$ 2,288,000																				$ 316,000	€ 309,000				€ 2,095,000
Long-Term Research Project - January 2016 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding								729,000																				$ 507,000	€ 473,000				668,000
Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding								$ 1,558,000																							$ 1,442,111	€ 1,214,000	€ 1,427,000
Long-Term Research Project - March 2024
Disclosure of detailed information about borrowings [line items]
Number of installments | instalment		4
Long-Term Research Project - March 2024 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding																									$ 11,838,000	€ 10,888,000
Long-Term Research Project - March 2024 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding																									8,101,000	7,451,000
Long-Term Research Project - March 2024 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding																				$ 2,025,000	€ 1,863,000				$ 3,737,000	€ 3,437,000
Interest rate												5.07%
Proceeds received from long-term projects	€ 859,000											$ 934,000
Royalty Agreement Terms | Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term									10 years	10 years								3 years	3 years
Excess sales amount threshold																		$ 364,000,000	€ 350,000,000
Period after termination date																		3 years	3 years
Percentage of revenue from project																		1.00%	1.00%
Maximum amount payable									$ 363,860,000	€ 350,000,000
Bottom of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate												20.90%
Top of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate												22.00%
Entering into significant commitments or contingent liabilities | Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects					$ 405,000	€ 365,000
Government grant advances and loans | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Repayment of government loans			$ (241,000)	€ (213,000)